Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000064553_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.92%
C000064553_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.34%
C000064553_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.93%
C000023057_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.92%
C000023057_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.34%
C000023057_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.93%
C000064553_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® High Income Central Fund
C000064553_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000064553_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 9,842
C000064553_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,605
C000064553_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 11,623
C000064553_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 12,238
C000064553_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 13,044
C000064553_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 13,233
C000064553_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 15,213
C000064553_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 14,330
C000064553_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 15,315
C000064553_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,175	$ 17,175	$ 17,175	$ 17,175
C000064553_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				ICE® BofA® US High Yield Constrained Index
C000064553_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000064553_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,692
C000064553_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,586
C000064553_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,516
C000064553_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,893
C000064553_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									12,675
C000064553_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								13,134
C000064553_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							14,481
C000064553_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,970
C000064553_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					13,882
C000064553_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,613	15,613	15,613	$ 15,613
C000064553_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000064553_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000064553_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,113
C000064553_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,770
C000064553_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,915
C000064553_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,814
C000064553_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									11,903
C000064553_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,666
C000064553_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							12,778
C000064553_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,264
C000064553_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					11,219
C000064553_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,108	$ 12,108	$ 12,108	$ 12,108
C000064553_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.14%
C000064553_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		5.66%
C000064553_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.56%
C000064553_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.47%
C000064553_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.26%
C000064553_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.56%
C000023057_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Specialized High Income Central Fund
C000023057_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000023057_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,930
C000023057_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,664
C000023057_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,452
C000023057_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,729
C000023057_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									12,753
C000023057_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								13,295
C000023057_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							14,155
C000023057_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,743
C000023057_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					13,452
C000023057_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,981	$ 14,981	$ 14,981	$ 14,981
C000023057_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				ICE® BofA® BB US High Yield Constrained Index
C000023057_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000023057_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,987
C000023057_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,961
C000023057_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,738
C000023057_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,899
C000023057_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									13,042
C000023057_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								13,870
C000023057_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							14,991
C000023057_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						13,429
C000023057_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,199
C000023057_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,880	15,880	15,880	$ 15,880
C000023057_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000023057_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000023057_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,113
C000023057_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,770
C000023057_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 10,915
C000023057_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 10,814
C000023057_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 11,903
C000023057_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 12,666
C000023057_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 12,778
C000023057_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 11,264
C000023057_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 11,219
C000023057_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,108	$ 12,108	$ 12,108	$ 12,108
C000023057_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.37%
C000023057_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		3.27%
C000023057_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.12%
C000023057_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.83%
C000023057_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.02%
C000023057_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.73%